DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 5.0%
Deutsche Telekom AG	24,307	$436,885
Scout24 SE, 144A	630	36,873
Telefonica Deutschland Holding AG	7,843	21,501
United Internet AG	716	24,374

(Cost $573,764)		519,633

Consumer Discretionary - 14.1%
adidas AG	1,423	338,334
Bayerische Motoren Werke AG	2,470	239,727
Continental AG*	828	71,301
Delivery Hero SE, 144A*	1,219	65,347
Mercedes-Benz Group AG	6,417	504,878
Puma SE	795	73,076
Volkswagen AG	240	63,292
Zalando SE, 144A*	1,674	111,830

(Cost $1,685,259)		1,467,785

Consumer Staples - 1.9%
Beiersdorf AG	759	76,950
HelloFresh SE*	1,245	68,234
Henkel AG & Co. KGaA	769	59,150

(Cost $235,250)		204,334

Financials - 15.2%
Allianz SE	3,062	697,984
Commerzbank AG*	7,406	62,562
Deutsche Bank AG *(a)	15,577	196,664
Deutsche Boerse AG	1,420	243,125
Hannover Rueck SE	454	83,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,054	292,081

(Cost $1,660,656)		1,576,307

Health Care - 10.5%
Bayer AG	7,360	425,081
Carl Zeiss Meditec AG	297	46,905
Fresenius Medical Care AG & Co. KGaA	1,545	99,297
Fresenius SE & Co. KGaA	3,117	109,269
Merck KGaA	971	193,305
QIAGEN NV*	1,724	86,600
Siemens Healthineers AG, 144A	2,126	137,020

(Cost $1,770,185)		1,097,477

Industrials - 16.9%
Brenntag SE	1,166	97,896
Daimler Truck Holding AG*	3,101	94,505
Deutsche Lufthansa AG*	4,412	34,005
Deutsche Post AG	7,460	377,742
GEA Group AG	1,142	50,028
KION Group AG	533	43,125
Knorr-Bremse AG	535	47,390
MTU Aero Engines AG	402	97,450
Rational AG	38	28,036
Siemens AG	5,732	814,045
Siemens Energy AG	3,019	72,542

(Cost $1,526,456)		1,756,764

Information Technology - 12.5%
Bechtle AG	605	31,238
Infineon Technologies AG	9,775	336,972
Nemetschek SE	430	38,301
SAP SE	7,841	890,778

(Cost $1,084,480)		1,297,289

Materials - 7.7%
BASF SE	6,906	458,794
Covestro AG, 144A	1,458	77,178
Evonik Industries AG	1,550	46,733
HeidelbergCement AG	1,100	71,708
LANXESS AG	614	30,003
Symrise AG	995	118,816

(Cost $1,072,813)		803,232

Real Estate - 4.0%
Aroundtown SA	7,384	45,784
LEG Immobilien SE	550	71,104
Vonovia SE	5,550	295,590

(Cost $397,356)		412,478

Utilities - 4.6%
E.ON SE	16,798	228,240
RWE AG	4,835	224,927
Uniper SE	685	21,890

(Cost $415,519)		475,057

TOTAL COMMON STOCKS (Cost $10,421,738)		9,610,356

PREFERRED STOCKS - 6.2%
Consumer Discretionary - 4.2%
Bayerische Motoren Werke AG	429	35,066
Porsche Automobil Holding SE	1,153	117,490
Volkswagen AG	1,398	279,079

(Cost $511,119)		431,635

Consumer Staples - 1.0%
Henkel AG & Co. KGaA
(Cost $159,187)	1,346	106,912

Health Care - 0.8%
Sartorius AG
(Cost $39,313)	198	87,515

Materials - 0.2%
FUCHS PETROLUB SE
(Cost $22,366)	513	20,420

TOTAL PREFERRED STOCKS (Cost $731,985)		646,482

EXCHANGE-TRADED FUNDS - 0.4%
iShares Currency Hedged MSCI Germany ETF (Cost $40,085)	1,250	36,775

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
(Cost $29,640)	29,640	29,640

TOTAL INVESTMENTS - 99.3% (Cost $11,223,448)		$10,323,253
Other assets and liabilities, net - 0.7%		75,096

NET ASSETS - 100.0%		$10,398,349

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 1.9%
Financials — 1.9%
Deutsche Bank AG*(a)
272,537	22,813	(64,918)		(7,338)	(26,430)	—	—	15,577	196,664
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
28,434	—	(28,434	) (d)	—	—	0	—	—	—
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
179,133	949,523	(1,099,016)		—	—	22	—	29,640	29,640

480,104	972,336	(1,192,368)		(7,338)	(26,430)	22	—	45,217	226,304

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
DAX Mini Futures	EUR	1	$87,532	$81,246	3/18/2022	$(6,286)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co	3/3/2022	EUR	3,892,267	USD	4,365,586	$783	$—
JP Morgan & Chase Co.	3/3/2022	EUR	3,660,000	USD	4,105,100	761	—
RBC Capital Markets	3/3/2022	EUR	3,918,919	USD	4,395,597	905	—
Goldman Sachs & Co	3/3/2022	USD	4,371,911	EUR	3,892,267	—	(7,107)
JP Morgan & Chase Co.	3/3/2022	USD	208,632	EUR	186,000	—	(52)
JP Morgan & Chase Co.	3/3/2022	USD	3,901,997	EUR	3,474,000	—	(6,239)
RBC Capital Markets	3/3/2022	USD	1,612,211	EUR	1,410,600	—	(30,359)
RBC Capital Markets	3/3/2022	USD	2,817,444	EUR	2,508,319	—	(4,605)
Goldman Sachs & Co	4/5/2022	EUR	3,892,267	USD	4,377,360	6,339	—
JP Morgan & Chase Co.	4/5/2022	EUR	3,474,000	USD	3,906,826	5,519	—
RBC Capital Markets	4/5/2022	EUR	2,508,319	USD	2,820,931	4,085	—
Goldman Sachs & Co	4/5/2022	USD	652,463	EUR	580,000	—	(1,122)

Total unrealized appreciation (depreciation)						$18,392	$(49,484)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$9,610,356	$—	$—	$9,610,356
Preferred Stocks (g)	646,482	—	—	646,482
Exchange-Traded Funds	36,775	—	—	36,775
Short-Term Investments (g)	29,640	—	—	29,640
Derivatives (h)
Forward Foreign Currency Contracts	—	18,392	—	18,392

TOTAL	$10,323,253	$18,392	$—	$10,341,645

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(49,484)	$—	$(49,484)
Futures Contracts	(6,286)	—	—	(6,286)

TOTAL	$(6,286)	$(49,484)	$—	$(55,770)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.